UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Activities
Net income (loss)	$ 61	$ (309)	$ 97	$ 453
Adjusted for the following items:
Earnings from investments in associates, net of distributions received	(3)	(10)	20	(10)
Depreciation and amortization expense	161	153	320	348
Mark-to-market and other	65	(48)	94	(307)
Remeasurement of financial liability associated with our exchangeable shares	37	550	122	243
Deferred income tax expense (recovery)	5	8	18	(14)
Changes in non-cash working capital, net	157	134	(5)	8
Cash from operating activities	483	478	666	721
Investing Activities
Disposal of subsidiaries, net of cash disposed	0	0	0	431
Purchase of long-lived assets	(357)	(209)	(558)	(344)
Disposal of long-lived assets	55	41	123	102
Purchase of financial assets and other	(48)	(35)	(48)	(35)
Other investing activities	15	398	15	9
Cash (used by) from investing activities	(335)	195	(468)	163
Financing Activities
Distributions to non-controlling interest	(176)	(196)	(268)	(342)
Capital provided by (to) non-controlling interest	0	(171)	46	(176)
Proceeds from non-recourse borrowings	2,055	1,667	3,520	2,019
Repayment of non-recourse borrowings	(1,855)	(977)	(3,220)	(1,764)
Loans and repayments from Brookfield Infrastructure	282	75	361	148
Loans and repayments to Brookfield Infrastructure	(288)	(161)	(504)	(269)
Exchangeable shares issued, net of costs	0	0	139	0
Other financing activities	(60)	20	(30)	(16)
Cash (used by) from financing activities	(42)	257	44	(400)
Cash and cash equivalents
Change during the period	106	930	242	484
Impact of foreign exchange on cash	(5)	13	17	59
Balance, beginning of period	589	274	431	674
Balance, end of period	$ 690	$ 1,217	$ 690	$ 1,217